Convertible Notes Payable (Details Textual)									1 Months Ended											6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 23, 2020 USD ($) Customers	Apr. 30, 2020 USD ($) Customers	Jun. 11, 2019 USD ($) Customers	Dec. 18, 2018 USD ($) Customers	Nov. 16, 2018 USD ($) Customers	Jul. 02, 2018 USD ($) Customers	Jun. 05, 2018 USD ($) Customers	Apr. 30, 2018 USD ($) Customers	Feb. 26, 2020 USD ($) Customers	Feb. 06, 2020 USD ($) Customers	Dec. 31, 2019 USD ($) Customers	Nov. 07, 2019 USD ($) Customers	Sep. 24, 2019 USD ($) Customers	Aug. 29, 2019 USD ($) Customers	Aug. 08, 2019 USD ($) Customers	Jul. 05, 2019 USD ($) Customers	Apr. 29, 2019 USD ($) Customers	Feb. 14, 2019 USD ($) Customers	Jan. 28, 2019 USD ($) Customers	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Additional paid in capital																					$ 13,088,177	$ 16,683,505		$ 13,088,177	$ 10,692,679
Financing cost																						153,334	$ 82,952	88,762	95,805
Debt discount																						$ 787,217	$ 1,270,943	$ 1,709,759	$ 1,794,359
Convertible Notes Payable [Member]
Debt discount																				$ 0	$ 75,205
Convertible Notes Payable [Member] | June 30, 2020 [Member]
Debt discount	$ 129,700	$ 106,916	$ 0	$ 0			$ 0	$ 0	$ 99,218	$ 94,064	$ 75,205	$ 43,074	$ 27,482	$ 37,833	$ 26,452	$ 2,627	$ 0	$ 0	$ 0
Convertible Notes Payable [Member] | June 30, 2019 [Member]
Debt discount			227,713	60,425	$ 48,795	$ 1,134	0	0									141,204	56,821	131,528
Convertible Notes Payable [Member] | June 30, 2020 [Member]
Debt discount					0	0
Convertible Notes Payable [Member] | Convertible Promissory Note and a Security Purchase Agreement [Member]
Convertible notes payable	$ 205,700	$ 205,700	$ 300,000	$ 130,000	$ 130,000	$ 207,000	$ 210,000	$ 225,000	$ 187,000	$ 200,000	$ 150,000	$ 150,000	$ 150,000	$ 300,000	$ 300,000	$ 300,000	$ 208,000	$ 104,000	$ 234,000
Notes payable interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Convertible price for interest payment percentage	70.00%	70.00%	70.00%	65.00%	65.00%	60.00%	60.00%	60.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	65.00%
Trading days immediately prior to conversion | Customers	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15
Maturity date	Jun. 23, 2021	Apr. 30, 2021	Jun. 11, 2020	Dec. 18, 2019	Nov. 16, 2019	Jul. 12, 2019	Jun. 06, 2019	Apr. 30, 2019	Feb. 06, 2021	Feb. 06, 2021	Dec. 31, 2020	Nov. 07, 2020	Sep. 24, 2020	Aug. 29, 2020	Aug. 08, 2020	Jul. 05, 2020	Apr. 29, 2020	Feb. 14, 2020	Jan. 28, 2020
Original discount, description	This note carried an Original Discount of 10% or $18,700 which was included in interest expense at the time of valuation.	This note carried an Original Discount of 10% or $18,700 which was included in interest expense at the time of valuation.
Convertible Notes Payable [Member] | Derivatives and Hedging [Member]
Convertible notes payable	$ 205,700	$ 205,700	$ 300,000	$ 130,000	$ 130,000	$ 207,000	$ 210,000	$ 225,000	$ 187,000	$ 200,000	$ 150,000	$ 150,000	$ 150,000	$ 300,000	$ 300,000	$ 300,000	$ 208,000	$ 104,000	$ 234,000
Notes payable interest rate	0.18%	0.16%	2.05%	2.64%	2.71%	2.59%	2.09%	2.24%	1.18%	1.51%	1.59%	1.58%	1.78%	1.75%	1.79%	1.98%	2.42%	2.53%	2.60%
Fair value of notes payable	$ 132,236	$ 128,369	$ 240,217	$ 128,976	$ 131,898	$ 257,842	$ 265,498	$ 287,174	$ 150,268	$ 156,061	$ 189,172	$ 121,875	$ 118,009	$ 234,052	$ 254,082	$ 239,759	$ 170,098	$ 90,567	$ 226,452
Expected life	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Volatility percentage	108.00%	106.00%	16.00%	144.00%	150.00%	183.00%	200.00%	202.00%	118.00%	113.00%	115.00%	122.00%	113.00%	113.00%	113.00%	118.00%	118.00%	136.00%	135.00%
Dividend yield percent	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net charge					$ 1,898	$ 50,842	$ 55,498	$ 62,174
Financing cost											$ 39,172
Conversion loss				$ 36,927	$ 19,845	$ 73,760	$ 180,755											4,098	$ 80,394
Note retired																		$ 50,000